LVIP Franklin Templeton Multi-Asset Opportunities Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–4.06%
INVESTMENT COMPANY–4.06%
Equity Fund–4.06%
✢Franklin Templeton Variable Insurance Products Trust– Franklin Small Cap Value VIP Fund	98,410	$ 1,761,533
Total Affiliated Investment (Cost $1,681,821)		1,761,533

UNAFFILIATED INVESTMENTS–90.36%
INVESTMENT COMPANIES–90.36%
Equity Funds–32.76%
✧Franklin Growth Fund	38,203	5,204,094
✢Franklin Templeton Variable Insurance Products Trust– Franklin Rising Dividends VIP Fund	187,209	6,468,070
iShares Core S&P 500 ETF	5,558	2,521,609
		14,193,773
Fixed Income Funds–39.55%
iShares Core U.S. Aggregate Bond ETF	80,892	8,663,533
iShares iBoxx High Yield Corporate Bond ETF	14,560	1,198,142
iShares TIPS Bond ETF	9,978	1,242,960
✧✧Western Asset Core Bond Fund	500,181	6,028,065
		17,132,700
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–14.29%
✧Franklin Mutual Global Discovery Fund	198,724	$ 6,192,249
		6,192,249
International Equity Fund–2.29%
iShares Core MSCI EAFE ETF	14,234	989,405
		989,405
Money Market Fund–1.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	636,162	636,162
		636,162
Total Unaffiliated Investments (Cost $35,168,943)		39,144,289

TOTAL INVESTMENTS–94.42% (Cost $36,850,764)	40,905,822
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.58%	2,416,392
NET ASSETS APPLICABLE TO 3,500,826 SHARES OUTSTANDING–100.00%	$43,322,214

✢ Class 1 shares.
✧ Class R-6 shares.
✧✧ Standard Class shares.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,761,533	$—	$—	$1,761,533
Unaffiliated Investment Companies	39,144,289	—	—	39,144,289
Total Investments	$40,905,822	$—	$—	$40,905,822
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-4.06%@
Equity Fund-4.06%@
✢Franklin Small Cap Value VIP Fund	$1,870,607	$67,605	$123,894	$3,510	$(56,295)	$1,761,533	98,410	$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✢ Class 1 shares.
4. Subsequent Events
At a meeting held on March 7-8, 2022, of the Board of Trustees ("Board") of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP Blackrock Global Allocation Fund (the "Acquiring Fund"), a series of the Trust (the "Reorganization"). The Reoganization is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed Reorganization will be included in proxy materials. The merger is subject to certain conditions, including approval by shareholders of the Fund. It is expected that the merger will be completed on or about June 10, 2022.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–3